LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Net (loss) income per share
Schedule of basic and diluted earnings/(loss) per share

	Years Ended December 31,
	2025	2024
Numerator:
Net loss:	$(4,905)	$(3,824)
Denominator:
Weighted average shares of common stock – basic	12,619,512	10,402,508
Loss per share:
Basic	$(0.39)	$(0.37)
Diluted	$(0.39)	$(0.37)

Schedule of anti-dilutive earnings per share

	Years Ended December 31,
	2025	2024
Anti-dilutive instruments excluded from computation of diluted net loss per share:

Preferred Stock	144,444	144,444

Stock Options	-	221,000

Warrants	1,555,207	4,628,586

Stock purchase plan	-	-

Convertible note	652,174	956,527

Restricted Stock Units and Restricted Stock Awards	1,624,392	2,020,396